Consolidated Statements of Changes in Shareholders' Equity	CAD ($)	USD ($)	Common Shares shares	Class "B" Common Shares shares	Share Capital CAD ($)	Share Capital USD ($)	Stock Options Reserve CAD ($)	Deficit CAD ($)	Deficit USD ($)	Non-controlling interest CAD ($)	Non-controlling interest USD ($)
Balance, shares at Dec. 31, 2019 | shares			582,564,926	1,100,000
Balance, amount at Dec. 31, 2019	$ (273,174)				$ 7,460,158		$ 60,000	$ (7,793,332)		$ (157,729)
Statement [Line Items]
Class B Common Shares Issued, shares | shares				1,000,000
Class B Common Shares Issued, amount	100				100
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, shares | shares			634,625,154
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, amount		$ 729,496				$ 729,496
Adjustment to Incorporation of Controlled Subsidiary	0				0			0		3,079
Net Comprehensive Profit (Loss)	(1,115,625)	(1,115,625)							$ (1,115,625)		$ (42,841)
Balance, shares at Jun. 30, 2020 | shares			1,217,190,080	2,100,000
Balance, amount at Jun. 30, 2020	(659,203)				8,189,754		60,000	(8,908,957)		(197,491)
Balance, shares at Dec. 31, 2020 | shares			1,342,473,822	2,100,000
Balance, amount at Dec. 31, 2020	(1,568,923)				8,876,281		60,000	(10,505,204)		0
Statement [Line Items]
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, shares | shares			111,136,865
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, amount		1,347,348				$ 1,347,348			0
Net Comprehensive Profit (Loss)	104,720	$ 104,720							$ 104,720
Balance, shares at Jun. 30, 2021 | shares			1,453,610,687	2,100,000
Balance, amount at Jun. 30, 2021	$ (116,855)				$ 10,223,629		$ 60,000	$ (10,400,484)		$ 0